RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of material related party relationship

Name of the related parties	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. (“Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Moeller Electric Appliance Co., Ltd.(“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Intelligent Electric Co., Ltd (“Zhenjiang Daqo Intelligent”)	An affiliated company controlled by Daqo Group
Nanjiang Daqo Electric Institute Co.,Ltd.(“Electric Institute”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Automation Technology Co.,Ltd.(“Nanjing Daqo Automation”)	An affiliated company controlled by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Enclosed Busbar Systems Co.,Ltd.(“Jiangsu Daqo Busbar”)	An affiliated company controlled by Daqo Group

Schedule of related party balances, loans

	December 31,
	2023	2024
Amounts due from related parties-short term
Nanjing Daqo Transformer	$32	$—
Others	2	—
Total	$34	$—

	December 31,
	2023	2024
Amounts due from related parties-long term
Chongqing Daqo Tailai	$14,696	$—
Jiangsu Daqo	6,500	9
Nanjing Daqo Electric	2,085	391
Zhenjiang Moeller	990	20
Zhenjiang Daqo Intelligent	62	66
Others	700	59
Total	$25,033	$545

Schedule of related party balances, payables

	December 31,
	2023	2024
Amounts due to related parties – short term portion
Daqo New Material	$4,044	$4,069
Electric Institute	3,485	1,193
Zhenjiang Electric	2,575	42
Nanjing Daqo Transformer	265	614
Jiangsu Daqo	4	435
Nanjing Daqo Automation	—	229
Chongqing Daqo Tailai	—	3,388
Others	283	240
Total	$10,656	$10,210

Schedule of related party transactions

		Year Ended December 31,
Name of Related parties	Transaction Nature	2022	2023	2024
Nanjing Daqo Transformer	Purchase-Fixed assets	$29,874	$23,760	$12,130
	Purchase-Raw material	39	47	—
Chongqing Daqo Tailai	Purchase-Fixed assets	22,511	28,252	28,670
Jiangsu Daqo Busbar	Purchase-Fixed assets	—	—	671
Jiangsu Daqo	Purchase-Fixed assets	—	—	7,847
Nanjing Daqo Electric	Purchase-Fixed assets	8,209	12,526	559
	Purchase-Raw material	—	—	1,372
Zhenjiang Electric	Purchase-Fixed assets	—	1,505	20
	Purchase-Raw material	4,241	5,017	—
Zhenjiang Moeller	Purchase-Fixed assets	9,331	8,755	630
Zhenjiang Daqo Intelligent	Purchase-Fixed assets	6,271	4,991	83
Electric Institute	Purchase-Fixed assets	593	7,107	997
Nanjing Daqo Automation	Purchase-Fixed assets	—	2,210	945
Total	Purchase-Fixed assets	$76,789	$89,106	$52,552
	Purchase-Raw material	$4,280	$5,064	$1,372